Commitments and Contingencies - Charter party arrangements (Table) (Details) - Lease Agreements [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Total	$ 109,959
2022	109,959
Future, minimum, non-cancellable charter revenue (1) [Member]
Other Commitments [Line Items]
Total	109,959
2022	$ 109,959